Segment Reporting - Additional Information (Detail) (UNITED STATES, Land and Building, USD $)	Dec. 31, 2012
UNITED STATES | Land and Building
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 58,320